Allowance for Losses on Loans - Narrative (Details) - USD ($)	3 Months Ended										12 Months Ended
	Sep. 30, 2015		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (reversal) for loan losses	$ 219,000		$ (1,932,000)	$ (3,949,000)	$ (5,500,000)	$ (3,465,000)		$ (3,000,000)	$ (4,336,000)	$ (4,600,000)	$ (11,162,000)		$ (15,401,000)		$ 1,350,000
Loans receivable, gross	9,823,270,000					8,882,920,000					9,823,270,000		8,882,920,000
Covered loans, allowance for losses	0					2,244,000					0		2,244,000
Nonaccrual loans by portfolio segment	67,810,000					87,431,000					67,810,000		87,431,000
Allowance for credit losses, charge-offs, net of recoveries											(5,370,000)		(14,365,000)
Allowance for probable losses	106,829,000					114,591,000					106,829,000		114,591,000		$ 116,741,000
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	8,963,453,000	[1]				8,316,874,000	[2]				8,963,453,000	[1]	8,316,874,000	[2]
Allowance for probable losses	106,554,000					112,287,000					106,554,000		112,287,000
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	85,513,000	[1]				134,736,000	[2]				85,513,000	[1]	134,736,000	[2]
Allowance for probable losses	275,000					60,000					275,000		60,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for probable losses						2,244,000							2,244,000
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	$ 128,577,000					$ 147,311,000					$ 128,577,000		$ 147,311,000
Ratio of non-performing assets to total assets	0.88%					1.00%					0.88%		1.00%
Acquired loans subject to general allowance	$ 30,778,000										$ 30,778,000
Nonaccrual loans by portfolio segment	$ 67,810,000					$ 87,431,000					$ 67,810,000		$ 87,431,000

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans
[2]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans